SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Statement of Compliance

The Company applies IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These Interim Statements have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting. Accordingly, they do not include all of the information required for full annual financial statements required by IFRS as issued by the IASB.

The policies applied in these Interim Statements are based on IFRSs issued and outstanding as of February 17, 2026, the date the Board of Directors approved the Interim Statements. The same accounting policies and methods of computation are followed in these Interim Statements as compared with the most recent audited annual financial statements as at and for the year ended September 30, 2025. Any subsequent changes to IFRS that are given effect in the upcoming Company’s audited annual financial statements for the year ending September 30, 2026 could result in restatement of these Interim Statements for the three months ended December 31, 2025.

Income

Income is earned primarily from staking and validating SOL. The Company also earns interest income and dividend income.

Validating income

The Company operates validator nodes on the SOL blockchain and earns staking rewards in the form of SOL.

Validator Node income is earned as transactions are validated on a blockchain. The Company performs validation services for SOL owned by third parties and its own SOL delegated to the Company’s validators. The validation services contribute to the security and functionality of the SOL network. In exchange, the Company receives a commission based on a pre-agreed percentage of the rewards earned by those validations. The Company receives rewards for these services provided to the blockchain (“the service”) and recognizes these rewards as validator income as they are received. The blockchain token rewards are only earned when the Company validates transactions that take place on the blockchain. When a transaction is validated by the Company’s node, rewards are deposited to the Company’s account.

The Company provides the service to the SOL Network (“the network”) and therefore the Company has determined there is no identifiable customer. In addition, because the network automatically distributes rewards; no party promises to pay consideration and no party is obligated to deliver a service. Therefore, there is no identifiable contract. The validator node rewards do not arise from contracts with customers and therefore are considered outside the scope of IFRS 15.

Other income is recognized based on the reward received in the form of digital assets. This is considered a non-cash consideration, which the Company measures at fair value on the date received. The fair value of the reward received is determined using the quoted price of the digital asset at the time of receipt.

Staking income

For SOL held by the Company and delegated to the validator nodes it owns and operates, the Company is entitled to the full amount of staking rewards earned, at the same rate as any third-party SOL delegated to its Validators. Because both the delegated SOL and the validator infrastructure are under the Company’s control, these rewards do not arise from contracts with customers and are therefore outside the scope of IFRS 15. Staking rewards on self-delegated SOL are recognized as staking income or gains from digital asset activities, measured at the fair value of the SOL received in the period the entitlement to the reward is established. SOL rewards are calculated and distributed automatically by the SOL protocol at the end of each Epoch, each of which lasts approximately two to three days.

The Company applies the revaluation model to cryptocurrencies classified as intangible assets. Management has concluded that an active market exists for these assets, based on the availability of quoted prices in accessible, liquid markets with sufficient trading volume. The determination of whether an active market exists represents a critical accounting judgment and is reassessed at each reporting date.

Dividend income

Dividends are received from financial assets measured at fair value through profit or loss (FVTPL). Dividends are recognized when the right to receive payment is established

Derivative Instruments – Option Premiums

The Company enters into option contracts as part of its treasury management activities. Option premiums received on written options are initially recognized as cash and a corresponding derivative liability, measured at fair value through profit or loss. The derivative liability is re-measured at each reporting date, with changes in fair value recognized in the statement of profit or loss.

Where an option contract expires unexercised, the related derivative liability is derecognized and the premium previously received is recognized as income in profit or loss. The cash proceeds from expired option contracts remain within cash and cash equivalents. Option contracts that remain outstanding at the reporting date continue to be presented as derivative liabilities measured at fair value, with the related cash premium received included in cash and cash equivalents on the balance sheet.

Future Share Issuances

The Company enters into arrangements to acquire certain assets for which the consideration includes the future issuance of equity instruments. When the goods or services received do not constitute a business as defined in IFRS 3 Business Combinations, the transaction is accounted for as a share-based payment in accordance with IFRS 2 Share-based Payment. The fair value of the equity instruments to be issued is measured at the grant date and recognized as the cost of the acquired assets, with a corresponding increase in equity. Where the fair value of the equity instruments cannot be reliably measured, the transaction is measured by reference to the fair value of the assets acquired. During the year ended September 30, 2025, the Company entered into several asset acquisition transactions involving future share issuances (Refer to Notes 6 and 15).